Financial instruments - Derivative Financial Instruments (Hedges) Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Hedging assets	$ 25,960	$ 21,263
Hedging liabilities	36,077	29,174
Effect on profit or loss for the period derivative instruments	(19,441)	27,149
Hedging reserve in equity before tax	6,813	(20,439)
Debt | Cross currency swap contracts
Financial instruments [Line Items]
Hedging assets	21,371	18,335
Hedging liabilities	32,028	28,756
Effect on profit or loss for the period derivative instruments	(17,470)	10,018
Hedging reserve in equity before tax	6,813	(20,439)
Debt | Cross currency swap contracts | Short term
Financial instruments [Line Items]
Hedging assets	1,698	15,405
Hedging liabilities	30,237	7,316
Effect on profit or loss for the period derivative instruments	0	0
Hedging reserve in equity before tax	0	0
Debt | Cross currency swap contracts | Long term
Financial instruments [Line Items]
Hedging assets	19,673	2,930
Hedging liabilities	1,791	21,440
Effect on profit or loss for the period derivative instruments	0	0
Hedging reserve in equity before tax	0	0
Investment
Financial instruments [Line Items]
Hedging assets	21,371	18,335
Hedging liabilities	32,028	28,756
Effect on profit or loss for the period derivative instruments	(17,470)	10,018
Hedging reserve in equity before tax	6,813	(20,439)
Investment | Forward contract
Financial instruments [Line Items]
Hedging assets	0	0
Hedging liabilities	0	0
Effect on profit or loss for the period derivative instruments	0	0
Hedging reserve in equity before tax	0	0
Investment | Forward contract | Short term
Financial instruments [Line Items]
Hedging assets	0	0
Hedging liabilities	0	0
Effect on profit or loss for the period derivative instruments	0
Hedging reserve in equity before tax	0
Investment | Forward contract | Long term
Financial instruments [Line Items]
Hedging assets	0	0
Hedging liabilities	0	0
Effect on profit or loss for the period derivative instruments	0	0
Hedging reserve in equity before tax	0	0
Investment | Option contract
Financial instruments [Line Items]
Hedging assets	4,589	2,928
Hedging liabilities	4,049	418
Effect on profit or loss for the period derivative instruments	(1,971)	17,131
Hedging reserve in equity before tax	0	0
Investment | Option contract | Short term
Financial instruments [Line Items]
Hedging assets	4,589	2,928
Hedging liabilities	4,049	418
Effect on profit or loss for the period derivative instruments	0	0
Hedging reserve in equity before tax	$ 0	$ 0